Fair Value Of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Of Financial Instruments [Abstract]
Schedule Of Carrying Amounts And Estimated Fair Values Of Long-Term Debt

	December 31,
	2013	2012

Carrying amount	$1,554,871	$1,588,992
Estimated fair value	1,540,296	1,702,997